Commitments and contingencies - Schedule of Future Lease Commitments (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	SFr 318.0	SFr 385.7
Due within 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	10.6	15.8
Due 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	121.4	145.4
Due > 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	SFr 186.0	SFr 224.5